Leases	6 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Leases

Note 10 - Leases

1.
Material lease agreements entered into during the period

The Company leases land in Israel from private lessors for a period of approximately 25 years, on which is constructing the Manara PSP. A right-of-use asset in the amount of €10,629 thousand has been recognized in the statement of financial positon in April 2021 in respect of leases of land. A lease liability in the amount of €10,629 thousand has been recognized in the statement of financial positon in April 2021 in respect of such leases of land, out of which an amount of €7,616 thousand has been recognized in short term liabilities, as it is expected to be paid at the first withdrawal of the Manara PSP project finance, which closed on February 11, 2021.

2.	Right-of-use assets

	Gelderland	Manara	Spain	Ellomay Solar	Talasol	Talmei Yosef	Total
	€ in thousands
Cost

Balance as at January 1, 2021	355	-	1,235	1,789	12,686	1,672	17,737
Additions	-	10,666	-	-	-	-	10,666
Disposals	-	-	-	-	(4,526)	(17)	(4,543)
Effect of changes in exchange rates	-	100	-	-	-	25	125
Balance as at June 30, 2021	355	10,766	1,235	1,789	8,160	1,680	23,985
Depreciation

Balance as at January 1, 2021	-	-	150	-	169	209	528
Depreciation for the period	93	106	37	22	202	53	513
Additions	-	-	-	-	-	-	-
Disposals	-	-	-	-	-	-	-
Balance as at June 30, 2021	93	106	187	22	371	262	1,041

Carrying amounts
As at December 31, 2020	355	-	1,085	1,789	12,517	1,463	17,209
As at June 30, 2021	262	10,660	1,048	1,767	7,789	1,418	22,944

3.	Lease liability

Maturity analysis of the company's lease liabilities

June 30, 2021
€ in thousands
Less than one year	8,288
One to five years	2,584
More than five years	12,940

Total	23,812

Current maturities of lease liability	8,288

Long-term lease liability	15,524